Net Earnings per Share	12 Months Ended
Dec. 31, 2011
Net Earnings per Share
Net Earnings per Share

21. Net earnings per share

The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2009, 2010 and 2011:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	1,033,606,446	827,869,318	983,672,251
Income from discontinued operations, net of tax	3,594,953	12,831,455	314,164

Net income attributable to ordinary shareholders	1,037,201,399	840,700,773	983,986,415

Denominator:
Weighted-average number of ordinary shares outstanding, basic	252,138,828	250,232,543	243,765,093
Effect of dilutive share options	16,865,538	14,585,833	11,615,234

Weighted-average number of ordinary shares outstanding, diluted	269,004,366	264,818,376	255,380,327

Net earnings per ordinary share, basic
Continuing operations	4.10	3.31	4.04
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, basic	4.11	3.36	4.04

Net earnings per ordinary share, diluted
Continuing operations	3.85	3.12	3.85
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, diluted	3.86	3.17	3.85

For the years ended December 31, 2009, 2010 and 2011, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 584,614, 7,385,903, and 11,553,019, respectively.